Income Taxes and Duties - Summary of Total DUC and Others (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Duties And Others [line items]
DUC from prior years			$ 39
DUC [member]
Disclosure Of Duties And Others [line items]
DUC	$ 374,433,879	$ 218,912,687	343,242,476
Fiscal credit	(73,280,000)	(65,000,000)
DUC from prior years			(39)
Deferred DUC expense	5,673,403	696,449	29,570,063
Total DUC	$ 306,827,282	$ 154,609,136	$ 372,812,500